Deferred consideration and contingent payments (Tables)	12 Months Ended
Dec. 31, 2023
Deferred consideration and contingent payments
Summary of deferred consideration and contingent payments

	2023	2022
	($)	($)
Balance – Beginning of year	16,638	—
Additions	—	15,109
Interest capitalized	922	577
Repayment	(334)	—
Settlement in shares	(2,986)	—
Foreign exchange	(388)	952
Balance – End of year	13,852	16,638

Current portion of deferred consideration and contingent payments	3,307	3,386
Non-current portion of deferred consideration and contingent payments	10,545	13,252
	13,852	16,638